Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of transactions between related parties	The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

		Sales to related parties	Purchases from related parties	Amounts owed by related parties*		Amounts owed to related parties*
Entities with significant influence over the Group:
Sistema PJSFC	2021	114	553	6		973
Sistema PJSFC	2020	—	193	—		9
Sistema PJSFC	2019	—	309	—		18

Associate:
Litres	2021	7	1	1		2
Litres	2020	6	11	144	**	2
Litres	2019	5	6	1		3

*	The amounts are classified as accounts receivable and trade payables, respectively.
**	Including 141 of accrued but not paid dividends for the year ended December 31, 2020.

Purchases from Sistema PJSFC group of companies relate primarily to purchases of telecommunication services (phone service, internet, etc.), software products, property and other assets including right of use assets, payment collection and processing services, and factoring arrangements.

Summary of transactions with key management personnel
The remuneration of key management personnel for the year ended December 31, 2021, 2020 and 2019 amounted to:

	2021	2020	2019
Short-term employee benefits (i)	90	53	33
Share-based compensation expense (ii)	2,390	224	93

	2,480	277	126

i.	Short-term benefits include salaries, bonuses, paid annual leave and social security contributions.
ii.	Amounts related to the participation of the key management personnel in the incentive scheme posted in consolidated statements of profit or loss and other comprehensive income.